Business Description	12 Months Ended
Mar. 31, 2023
Business Description [Abstract]
BUSINESS DESCRIPTION

Note 1 - BUSINESS DESCRIPTION

Organization and description of business

Akso Health Group, formerly known as Xiaobai Maimai Inc., is a limited company incorporated under the laws of the Cayman Islands on April 25, 2016. Akso Health Group (“Akso Health”), its subsidiaries, and consolidated variable interest entities (“VIEs”) (collectively the “Company”), previously operated an online Peer to Peer (“P2P”) marketplace business and micro-lending business in the People’s Republic of China (the “PRC”). Since May 2019, the Company has ceased to issue new loans through its micro-lending business and since October 2019, the Company has ceased to conduct its P2P business. On December 30, 2020, the Company completed the disposition transaction of its P2P business.

In May 2020, the Company launched its social e-commerce platform to offer high-quality and affordable branded products through collaboration with online and offline merchants. In addition, the Company is in the process of developing a new business as a cancer therapy and radiotherapy oncology service provider with operations in the U.S. The Company plans to open 2 vaccine research centers and 100 radiation oncology centers to be located on the east coast serving cancer patients in need of varying stages of treatment, including specialized radiation therapy centers for radiotherapy (RT), personalized consultation, conventional treatment planning, and other cancer related treatment services. On December 3, 2021, the shareholders approved the Company’s plan to change its name to “Akso Health Group”. In January 2022, three centers were established in US and the Company started its business of sales of medical devices in US market. In April 2022, the Company started its sales of medical devices in China market through its subsidiary Qingdao Akso Health Management Co., Ltd. In May 2023, the Company disposed its social E-commerce business and would focus on healthcare business in the future.

As of March 31, 2023, the Company’s principal subsidiaries and consolidated VIEs are as follows:

	Date of incorporation / acquisition	Place of incorporation	Percentage of legal ownership	Principal activities
Wholly owned subsidiaries
Hexindai Hong Kong Limited (“HK Hexindai”)*	May 17, 2016	Hong Kong	100%	Investment holding
Beijing Hexin Yongheng Technology Development Co., Ltd. ( Wholly Owned Foreign Enterprise ,“WOFE”)*	August 8, 2016	PRC	100%	Provision of consultancy and information technology (“IT”) support
Tianjin Haohongyuan Technology Co., Ltd. (“Tianjin Haohongyuan”)	May 25, 2018	PRC	100%	Provision of consultancy and IT support
HX Asia Investment Limited*	June 25, 2018	BVI	100%	Investment holding
HX China Investment Limited*	January 16, 2019	BVI	100%	Investment holding
Hexin Investment Private Limited*	July 15, 2020	Singapore	100%	Investment holding
We Health Limited (“We Health”)	July 8, 2021	New York	100%	Investment holding
We Healthy Limited (“We Healthy”)	December 15, 2021	Hong Kong	51%	Investment holding
Akso Remote Medical Consultation Center Inc. (“Akso Remote Medical”)	January 3, 2022	Wyoming	100%	Provision of health treatment services
Akso Online MediTech Co., Ltd.(“Akso Online MediTech”)	January 4, 2022	Wyoming	100%	Sales of medical devices
Akso First Health Treatment Center Inc. (“Akso First Health”)	January 4, 2022	Massachusetts	100%	Provision of health treatment services
Qindao Akso Health Management Co., Limited	January 26, 2022	PRC	51%	Provision of health treatment services
VIEs
Wusu Hexin Yongheng Trading Co., Ltd (“Wusu Company)*	August 28, 2017	PRC	Consolidated VIE	Trading branded products and product promotion
Hexin Digital Technology Co., Ltd.(“Hexin Digital”)*	August 1, 2019	PRC	Consolidated VIE	Provision of consultancy and IT support
Beijing Hexin Jiuding Technology Co., Ltd. (“ Hexin Jiuding ”)*	January 1, 2021	PRC	Consolidated VIE	Provision of consultancy and IT support

*	All the subsidiaries and consolidated VIEs were disposed in May 2023.